UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: January 31
Date of reporting period: October 31, 2007

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATIONS 85%
LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATIONS 70%
LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATIONS 50%
FORM N-Q
OCTOBER 31, 2007

Legg Mason Partners Variable Lifestyle Allocation 85%

Schedules of Investments (unaudited)	October 31, 2007

Shares	Security	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.3%
386,230	Legg Mason Global Trust, Inc. — Legg Mason International
	Equity Trust, Institutional Class Shares	9,211,583
194,455	Legg Mason Investment Trust, Inc. — Legg Mason Opportunity
	Trust, Institutional Class Shares	4,173,000
154,735	Legg Mason Investors Trust, Inc. — Legg Mason American
	Leading Cos. Trust, Institutional Class Shares	4,306,284
	Legg Mason Partners Equity Trust:
101,875	Legg Mason Partners Aggressive Growth Fund, Class I Shares *	12,954,358
260,284	Legg Mason Partners Appreciation Fund, Class I Shares	4,450,864
554,861	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares *	8,966,560
321,961	Legg Mason Partners Large Cap Growth Fund, Class I Shares *	8,973,053
363,723	Legg Mason Partners Small Cap Growth Fund, Class I Shares †*	6,837,983
102,978	Legg Mason Value Trust, Inc., Institutional Class Shares	8,534,838
525,770	The Royce Fund — Royce Value Fund, Institutional Class Shares	6,430,163
	Western Asset Funds, Inc.:
426,668	Western Asset Absolute Return Portfolio, Institutional Class Shares	4,309,351
380,876	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	3,911,593
431,776	Western Asset High Yield Portfolio, Institutional Class Shares	4,382,528

	Total Investments In Underlying Funds Before Short-term Investment
	(Cost — $69,785,029)	87,442,158

Face
Amount

SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$540,000	Interest in $839,650,000 joint tri-party repurchase agreement dated 10/31/07 with Greenwich Capital Markets Inc., 4.780% due 11/1/07; Proceeds at maturity- $540,072; (Fully collateralized by various U.S. government agency obligations, 2.750% to 5.500% due 11/15/07 to 7/17/09; Market value — $550,803) (Cost — $540,000)	540,000

	Total Investments — 99.9% (Cost — $70,325,029#)	87,982,158
	Other Assets in Excess of Liabilities — 0.1%	47,122

	Total Net Assets — 100.0%	$88,029,280

*	Non-income producing security.

†	Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Variable Lifestyle Allocation 70%

Schedules of Investments (unaudited) (continued)	October 31, 2007

Shares	Security	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.4%
406,151	Legg Mason Global Trust, Inc. — Legg Mason International
	Equity Trust, Institutional Class Shares	9,686,697
	Legg Mason Partners Equity Trust:
95,165	Legg Mason Partners Aggressive Growth Fund, Class I Shares *	12,101,245
730,552	Legg Mason Partners Appreciation Fund, Class I Shares	12,492,441
686,486	Legg Mason Partners Fundamental Value Fund, Class I Shares	11,937,984
583,044	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares *	9,421,984
510,303	Legg Mason Partners Small Cap Growth Fund, Class I Shares †*	9,593,688
144,174	Legg Mason Value Trust, Inc., Institutional Class Shares	11,949,163
735,631	The Royce Fund — Royce Value Fund, Institutional Class Shares	8,996,769
	Western Asset Funds, Inc.:
1,197,634	Western Asset Absolute Return Portfolio, Institutional Class Shares	12,096,104
1,712,240	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	17,584,706
606,438	Western Asset High Yield Portfolio, Institutional Class Shares	6,155,346

	Total Investments In Underlying Funds Before Short-term Investment
	(Cost — $107,590,472)	122,016,127

Face
Amount

SHORT-TERM INVESTMENT — 0.4%
Repurchase Agreement — 0.4%
$533,000	Interest in $839,650,000 joint tri-party repurchase agreement dated 10/31/07 with Greenwich Capital Markets Inc., 4.780% due 11/1/07; Proceeds at maturity- $533,071; (Fully collateralized by various U.S. government agency obligations, 2.750% to 5.500% due 11/15/07 to 7/17/09; Market value — $543,663) (Cost — $533,000)	533,000

	TOTAL INVESTMENTS — 99.8% (Cost — $108,123,472#)	122,549,127
	Other Assets in Excess of Liabilities — 0.2%	188,630

	TOTAL NET ASSETS — 100.0%	$122,737,757

*	Non-income producing security.

†	Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Variable Lifestyle Allocation 50%

Schedules of Investments (unaudited) (continued)	October 31, 2007

Shares	Security	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.4%
485,025	Legg Mason Global Trust, Inc. — Legg Mason International
	Equity Trust, Institutional Class Shares	11,567,854
	Legg Mason Partners Equity Trust:
119,367	Legg Mason Partners Aggressive Growth Fund, Class I Shares *	15,178,759
916,264	Legg Mason Partners Appreciation Fund, Class I Shares	15,668,116
861,269	Legg Mason Partners Fundamental Value Fund, Class I Shares	14,977,460
696,516	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares *	11,255,694
731,196	Legg Mason Partners Small Cap Growth Fund, Class I Shares †*	13,746,493
180,897	Legg Mason Value Trust, Inc., Institutional Class Shares	14,992,711
1,054,849	The Royce Fund — Royce Value Fund, Institutional Class Shares	12,900,806
	Western Asset Funds, Inc.:
2,790,692	Western Asset Absolute Return Portfolio, Institutional Class Shares	28,185,994
6,250,223	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	64,189,790
1,521,499	Western Asset High Yield Portfolio, Institutional Class Shares	15,443,212

	Total Investments In Underlying Funds Before Short-term Investment
	(Cost — $202,778,103)	218,106,889

Face
Amount

SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$1,084,000	Interest in $839,650,000 joint tri-party repurchase agreement dated 10/31/07 with Greenwich Capital Markets Inc., 4.780% due 11/1/07; Proceeds at maturity — $1,084,144; (Fully collateralized by various U.S. government agency obligations, 2.750% to 5.500% due 11/15/07 to 7/17/09; Market value — $1,105,686) (Cost — $1,084,000)	1,084,000

	Total Investments — 99.9% (Cost — $203,862,103#)	219,190,889
	Other Assets in Excess of Liabilities — 0.1%	316,387

	Total Net Assets — 100.0%	$219,507,276

*	Non-income producing security.

†	Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), Legg Mason Partners Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”) and Legg Mason Partners Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Funds were separate investment funds of Legg Mason Partners Lifestyle Series, Inc., a Maryland corporation, registered under the 1940 Act, as a non-diversified open-end management investment company and consisted of these Funds and six other funds. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Funds are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including the affiliates of the investment manager.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At October 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

Lifestyle Allocation 85%	$17,884,181	$(227,052)	$17,657,129
Lifestyle Allocation 70%	15,047,348	(621,693)	14,425,655
Lifestyle Allocation 50%	17,393,491	(2,064,705)	15,328,786

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: December 27, 2007

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: December 27, 2007